Quarterly Holdings Report
for
Fidelity® Stocks For Inflation ETF
October 31, 2020
SXE-QTLY-1220
1.9896217.100

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 5.9%
Diversified Telecommunication Services – 0.9%
CenturyLink, Inc.	3,783	$ 32,610
Entertainment – 0.8%
Activision Blizzard, Inc.	146	11,057
Electronic Arts, Inc. (a)	77	9,227
Zynga, Inc. Class A (a)	946	8,504
		28,788
Interactive Media & Services – 3.2%
Alphabet, Inc. Class A (a)	40	64,644
Facebook, Inc. Class A (a)	173	45,518
		110,162
Media – 1.0%
Cable One, Inc.	5	8,659
Discovery, Inc. Class A (a)	436	8,824
DISH Network Corp. Class A (a)	273	6,959
Fox Corp. Class A	384	10,184
		34,626
TOTAL COMMUNICATION SERVICES		206,186
CONSUMER DISCRETIONARY – 6.9%
Hotels, Restaurants & Leisure – 1.9%
Domino's Pizza, Inc.	47	17,781
McDonald's Corp.	136	28,968
Yum China Holdings, Inc.	344	18,311
		65,060
Household Durables – 1.0%
Lennar Corp. Class A	255	17,909
PulteGroup, Inc.	403	16,426
		34,335
Internet & Direct Marketing Retail – 1.4%
eBay, Inc.	358	17,051
Etsy, Inc. (a)	142	17,266
Stamps.com, Inc. (a)	67	14,957
		49,274
Multiline Retail – 0.6%
Dollar General Corp.	107	22,332
Specialty Retail – 2.0%
AutoZone, Inc. (a)	16	18,064
Murphy USA, Inc. (a)	127	15,531
The Home Depot, Inc.	138	36,806
		70,401
TOTAL CONSUMER DISCRETIONARY		241,402
CONSUMER STAPLES – 11.1%
Food & Staples Retailing – 1.8%
The Kroger Co.	1,915	61,682
Household Products – 3.8%
Colgate-Palmolive Co.	942	74,315
Kimberly-Clark Corp.	448	59,400
		133,715

	Shares	Value

Personal Products – 1.6%
Herbalife Nutrition Ltd. (a)	1,224	$ 55,251
Tobacco – 3.9%
Altria Group, Inc.	1,756	63,357
Philip Morris International, Inc.	1,011	71,801
		135,158
TOTAL CONSUMER STAPLES		385,806
ENERGY – 6.4%
Oil, Gas & Consumable Fuels – 6.4%
Cabot Oil & Gas Corp.	6,769	120,421
ConocoPhillips	3,631	103,919
TOTAL ENERGY		224,340
FINANCIALS – 4.6%
Capital Markets – 3.6%
Ameriprise Financial, Inc.	111	17,852
MarketAxess Holdings, Inc.	35	18,860
Moody's Corp.	67	17,614
Morgan Stanley	396	19,067
MSCI, Inc.	49	17,142
S&P Global, Inc.	60	19,364
State Street Corp.	263	15,491
		125,390
Insurance – 0.5%
Kinsale Capital Group, Inc.	80	14,998
Thrifts & Mortgage Finance – 0.5%
Essent Group Ltd.	453	18,052
TOTAL FINANCIALS		158,440
HEALTH CARE – 19.6%
Biotechnology – 11.1%
AbbVie, Inc.	673	57,272
Alexion Pharmaceuticals, Inc. (a)	440	50,662
Amgen, Inc.	247	53,584
Biogen, Inc. (a)	174	43,860
Gilead Sciences, Inc.	774	45,008
Regeneron Pharmaceuticals, Inc. (a)	81	44,029
United Therapeutics Corp. (a)	387	51,947
Vertex Pharmaceuticals, Inc. (a)	187	38,963
		385,325
Health Care Providers & Services – 4.1%
Anthem, Inc.	188	51,286
Humana, Inc.	121	48,313
Molina Healthcare, Inc. (a)	228	42,515
		142,114
Life Sciences Tools & Services – 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	85	49,846
Pharmaceuticals – 3.0%
Bristol-Myers Squibb Co.	968	56,580

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Eli Lilly & Co.	381	$ 49,705
		106,285
TOTAL HEALTH CARE		683,570
INDUSTRIALS – 4.6%
Aerospace & Defense – 0.2%
Lockheed Martin Corp.	15	5,252
Professional Services – 0.2%
ManpowerGroup, Inc.	61	4,140
Robert Half International, Inc.	83	4,207
		8,347
Road & Rail – 3.9%
CSX Corp.	827	65,283
Old Dominion Freight Line, Inc.	24	4,569
Union Pacific Corp.	377	66,801
		136,653
Trading Companies & Distributors – 0.3%
Fastenal Co.	99	4,280
United Rentals, Inc. (a)	27	4,814
		9,094
TOTAL INDUSTRIALS		159,346
INFORMATION TECHNOLOGY – 22.9%
IT Services – 3.5%
Akamai Technologies, Inc. (a)	124	11,795
Amdocs Ltd.	204	11,502
Jack Henry & Associates, Inc.	72	10,674
Mastercard, Inc. Class A	122	35,214
VeriSign, Inc. (a)	66	12,586
Visa, Inc. Class A	224	40,703
		122,474
Semiconductors & Semiconductor Equipment – 5.3%
Applied Materials, Inc.	275	16,288
Intel Corp.	658	29,136
KLA Corp.	73	14,394
Lam Research Corp.	46	15,736
Micron Technology, Inc. (a)	351	17,669
NVIDIA Corp.	86	43,117
Power Integrations, Inc.	203	12,223
Qorvo, Inc. (a)	99	12,609
Skyworks Solutions, Inc.	96	13,564
Synaptics, Inc. (a)	135	10,350
		185,086
Software – 8.8%
Adobe, Inc. (a)	73	32,638
Cadence Design Systems, Inc. (a)	134	14,655

	Shares	Value

Check Point Software Technologies Ltd. (a)	108	$ 12,264
Citrix Systems, Inc.	95	10,761
Fortinet, Inc. (a)	98	10,816
Microsoft Corp.	791	160,154
Oracle Corp.	417	23,398
Qualys, Inc. (a)	99	8,697
VMware, Inc. Class A (a)	90	11,586
Zoom Video Communications, Inc. Class A (a)	47	21,663
		306,632
Technology Hardware, Storage & Peripherals – 5.3%
Apple, Inc.	1,686	183,538
TOTAL INFORMATION TECHNOLOGY		797,730
MATERIALS – 8.3%
Metals & Mining – 8.3%
Newmont Corp.	1,396	87,725
Reliance Steel & Aluminum Co.	900	98,091
Steel Dynamics, Inc.	3,290	103,569
TOTAL MATERIALS		289,385
REAL ESTATE – 4.8%
Equity Real Estate Investment Trusts (REITs) – 4.8%
Equity Commonwealth	1,969	52,021
Lexington Realty Trust	5,120	50,841
VICI Properties, Inc.	2,726	62,562
TOTAL REAL ESTATE		165,424
UTILITIES – 4.8%
Electric Utilities – 3.4%
NextEra Energy, Inc.	948	69,403
NRG Energy, Inc.	1,526	48,252
		117,655
Independent Power and Renewable Electricity Producers – 1.4%
Vistra Corp.	2,753	47,820
TOTAL UTILITIES		165,475
TOTAL COMMON STOCKS (Cost $3,562,174)		3,477,104
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $3,562,174)		3,477,104
NET OTHER ASSETS (LIABILITIES) – 0.1%		4,464
NET ASSETS – 100.0%		$ 3,481,568

Legend
(a)	Non-income producing.

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Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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